LEASES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
At the beginning of the year	$ 18	$ 12
Increases		7
Result from measurement at present value	2	2
Transfers	(1)
Payments	(4)	(3)
At the end of the year	$ 15	$ 18